TAXES ON EARNINGS - Income Tax Contingency (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits balance–beginning of fiscal year	$ 0.6	$ 0.5
Subtractions based on tax positions related to a prior year	(0.2)	0.0
Additions based on tax positions related to the current year	0.2	0.1
Unrecognized tax benefits balance—end of fiscal year	$ 0.6	$ 0.6